FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINE SUBSIDIARIES - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Assets	12,856,235	12,935,533
Liabilities	4,413,082	5,220,660
Equity	8,443,153	7,714,873	$ 7,484,576	$ 5,852,771
Financial assets	2,427,576	2,093,373
Financial liabilities	3,113,640	3,455,070
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	1,823,000	1,789,000
Profit (loss) from continuing operations	268,000	131,000
Assets	3,268,000	2,969,000
Liabilities	430,000	338,000
Equity	2,838,000	$ 2,631,000
Financial assets	278,000
Financial liabilities	$ 165,000